LEASES	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
LEASES
NOTE 9: -     LEASES

The Company has entered into various lease agreements for certain of its offices and car leases with original lease periods expiring between 2023 and 2028. Most of the lease agreements include one or more options to renew. The Company does not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement.

Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised. The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

a.	Information on leases in which the Company is a lessee:

	Year ended December 31
	2022	2021

Interest expense on lease liabilities	$165	$315
Exchange rate differences	(237)	(31)
CPI recognized on lease liabilities and right-of-use assets	95	47
Depreciation expenses on right-of-use assets	726	606
Income (expense) due to removal of lease liabilities and right-of-use assets	(1)	*	)

*) Represents an income amount lower than $1.

b.	Lease extension and cancelation options:

The Company has leases that include both extension and cancelation options. These are used to maximize operational flexibility in terms of managing the assets used in the Company's operations. The Company exercises significant judgements in deciding whether it is reasonably certain that the extension and cancelation options will be exercised.

In leaseholds for periods of 5-7 years, the Company recognizes any extension options exercised as per lease agreements in the lease period. In these leases, the Company usually exercises the lease extension option to avoid critical impairment to its operating activities in the event that an alternative asset is not available immediately upon termination of the noncancelable lease period.

In leases of motor vehicles, the Company does not include in the lease term the exercise of extension options since the Company does not ordinarily exercise options that extend the lease period beyond 3 years.

Moreover, the lease period subject to the termination option is accounted for as part of the lease period when it is reasonably certain that the termination option will not be exercised.

c.	Disclosures of right-of-use assets:

	Leasehold	Motor vehicles	Total

Cost:

Balance as of January 1, 2022	$3,441	$744	$4,185

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	102	102

Revaluation recognized in CPI	81	14	95

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(113)	(113)

Balance as of December 31, 2022	3,522	747	4,269

Accumulated depreciation:

Balance as of January 1, 2022	1,718	358	2,076

Additions during the year:

Depreciation	558	168	726

Disposals during the year:

Disposals of right-of-use assets	-	(101)	(101)

Balance as of December 31, 2022	2,276	425	2,701

Depreciated cost on December 31, 2022	$1,246	$322	$1,568

	Leasehold	Motor vehicles	Total

Cost:

Balance as of January 1, 2021	$3,025	$319	$3,344

Additions during the year:

Additions to right-of-use assets for new leases in the period	412	412	824

Revaluation recognized in CPI	4	43	47

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(30)	(30)

Balance as of December 31, 2021	3,441	744	4,185

Accumulated depreciation:

Balance as of January 1, 2021	1,224	248	1,472

Additions during the year:

Depreciation	494	112	606

Disposals during the year:

Disposals of right-of-use assets	-	(2)	(2)

Balance as of December 31, 2021	1,718	358	2,076

Depreciated cost on December 31, 2021	$1,723	$386	$2,109

d.	Disclosures of lease liability:

	Leasehold	Motor vehicles	Total

Balance as of January 1, 2022	$2,286	$383	$2,669

Lease payments	(770)	(187)	(957)

Lease deposits	-	(10)	(10)

Interest expense	143	22	165

Exchange rate differences	(204)	(33)	(237)

Additions to lease liability for new leases in the period	-	102	102

Reduction of lease liability for leases terminated in the period	-	(11)	(11)

Revaluation recognized in CPI	81	14	95

Balance as of December 31, 2022	$1,536	$280	$1,816

	Leasehold	Motor vehicles	Total

Balance as of January 1, 2021	$2,375	$65	$2,440

Lease payments	(748)	(147)	(895)

Lease deposits	-	(2)	(2)

Interest expense	281	34	315

Exchange rate differences	(38)	7	(31)

Additions to lease liability for new leases in the period	412	412	824

Reduction of lease liability for leases terminated in the period	-	(29)	(29)

Revaluation recognized in CPI	4	43	47

Balance as of December 31, 2021	$2,286	$383	$2,669

The Company leases facilities for its offices and research and development activities, as well as motor vehicles under leases. As of December 31, 2022, the future minimum lease payments under non-cancelable leases for the years ending December 31, are as follows:

	Leasehold	Motor vehicles	Total

2023	$760	$183	$943
2024	727	92	819
2025	110	21	131
2026	70	-	70
2027 and thereafter	62	-	62

Total lease payments	$1,729	$296	$2,025
Less: imputed interest	193	16	209
Present value of lease liabilities	$1,536	$280	$1,816